ONEOK PARTNERS (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Transactions With Related Parties [Table Text Block]
Ownership Interest in ONEOK Partners - Our ownership interest in ONEOK Partners is shown in the table below as of December 31, 2013:

General partner interest	2.0%
Limited partner interest (a)	39.2%
Total ownership interest	41.2%

ONEOK Partners' Distributions Paid
The following table shows ONEOK Partners’ distributions paid during the periods indicated:

	Years Ended December 31,
	2013	2012	2011
	(Thousands, except per unit amounts)
Distribution per unit	$2.870	$2.590	$2.325

General partner distributions	$18,193	$15,217	$12,189
Incentive distributions	251,664	186,130	123,386
Distributions to general partner	269,857	201,347	135,575
Limited partner distributions to ONEOK	266,302	235,442	197,132
Limited partner distributions to noncontrolling interest	373,554	324,123	276,739
Total distributions paid	$909,713	$760,912	$609,446

ONEOK Partners' Distributions Declared
The following table shows ONEOK Partners’ distributions declared for the periods indicated:

	Years Ended December 31,
	2013	2012	2011
	(Thousands, except per unit amounts)
Distribution per unit	$2.890	$2.690	$2.365

General partner distributions	$18,625	$16,355	$12,515
Incentive distributions	259,466	210,095	131,212
Distributions to general partner	278,091	226,450	143,727
Limited partner distributions to ONEOK	268,157	249,600	200,524
Limited partner distributions to noncontrolling interest	384,988	341,704	281,500
Total distributions declared	$931,236	$817,754	$625,751

Ownership interest in ONEOK Partners
The following table shows ONEOK Partners’ transactions with us for the periods indicated:

	Years Ended December 31,
	2013	2012	2011
	(Thousands of dollars)
Revenues	$340,743	$352,099	$403,603

Expenses
Cost of sales and fuel	$37,963	$33,094	$48,163
Administrative and general expenses	265,448	246,050	251,239
Total expenses	$303,411	$279,144	$299,402

Oneok Partners [Member]
Goodwill [Line Items]
Schedule of Recognized Identifiable Assets Acquired and Liabilities Assumed
The purchase price and assessment of the fair value of the assets acquired and liabilities assumed were as follows:

	Natural Gas Gathering and Processing	Natural Gas Liquids	Total
Property, plant and equipment	(Thousands of dollars)
Gathering pipelines and related equipment	$41,129	$18,045	$59,174
Processing and fractionation and related equipment	50,595	—	50,595
General plant and other	120	—	120
Intangible assets	40,000	63,000	103,000
Identifiable assets acquired	131,844	81,045	212,889
Goodwill	20,000	72,000	92,000
Total purchase price	$151,844	$153,045	$304,889